Schedule of Earnings or Loss Per Share (Details) - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026		Jun. 30, 2025	Mar. 31, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
EarningsOrLossPerShareLineItem [Line Items]
Net loss from continuing operations	$ (405,000)			$ (1,250,000)			$ (602,000)		$ (5,456,000)
Net income (loss)	$ (405,000)	$ (197,000)		$ (1,318,000)	$ (81,000)		$ (602,000)		$ (1,399,000)		$ (2,998,000)	$ (11,212,000)
Earning (Loss) per share from continuing operations- Basic	$ (0.08)			$ (0.93)			$ (0.12)		$ (1.62)
Earning (Loss) per share from continuing operations- Diluted	(0.08)			(0.93)			(0.12)		(1.62)
Earning (Loss) per share from discontinuing operations- Basic				(0.05)					4.62
Earning (Loss) per share from discontinuing operations- Diluted				$ (0.05)					$ 4.62
Earning (Loss) per share - Basic											$ (6.45)	$ (502.46)
Earning (Loss) per share - Diluted											$ (6.45)	$ (502.46)
Future NRG Sdn. Bhd. [Member]
EarningsOrLossPerShareLineItem [Line Items]
Net loss from continuing operations		(45,890)			(1,026)		$ (107,341)		$ 1,647		$ (67,140)	$ (123,433)
Net income from discontinued operations											2,557,550	921,119
Net income (loss)		$ (45,890)			$ (1,026)		$ (107,341)		$ 1,647		$ 2,490,410	$ 797,686
Earning (Loss) per share from continuing operations- Basic		$ (0.0016)	[1]		$ (0.0000)	[1]	$ (0.0038)	[1]	$ 0.0001	[1]	$ (0.0024)	$ (0.0044)
Earning (Loss) per share from continuing operations- Diluted		(0.0016)	[1]		(0.0000)	[1]	(0.0038)	[1]	0.0001	[1]	(0.0024)	(0.0044)
Earning (Loss) per share from discontinuing operations- Basic			[1]			[1]		[1]		[1]	0.0913	0.0329
Earning (Loss) per share from discontinuing operations- Diluted			[1]			[1]		[1]		[1]	0.0913	0.0329
Earning (Loss) per share - Basic											0.0889	0.0285
Earning (Loss) per share - Diluted											$ 0.0889	$ 0.0285

[1]	No potentially dilutive securities existed in any period presented. Basic and diluted EPS are identical.